INVESTMENTS UNDER EQUITY METHOD (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
INVESTMENTS UNDER EQUITY METHOD
Number of equity method investees	12	11
Condensed statement of operations information:
Revenue	$ 12,436,311	$ 11,970,674	$ 10,463,451
Net income	226,421	949,340	1,125,147
Group's equity in net income of investees	110,362	465,175	548,809
Condensed balance sheet information:
Current assets	16,224,891	13,596,732
Non-current assets	3,951,387	3,853,123
Total assets	20,176,278	17,449,855
Current liabilities	7,697,035	5,887,964
Equity	12,479,243	11,561,891
Total liabilities and equity	20,176,278	17,449,855
Group's share of net assets	6,110,195	5,661,406
Carrying value of the Group's investments under the equity method	$ 7,622,448	$ 7,304,745